UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,  D.C.   20549

FORM 13F

FROM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2000

Check here if Amendment [     ] ;  Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
				    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Compass Capital Management, Inc.
Address: 	706 Second Avenue South
		Suite 400
		Minneapolis,  MN   55402

13F File Number:		801-32238

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:	David M. Carlson
Title:	Principal/Founder
Phone:	(612) 338-4051
Signature, Place, and Date of Signing:

David M. Carlson		Minneapolis, Minnesota		June 30, 2000


Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of other Managers Reporting for  this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

					FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Firm 13F Information Table Entry Total:		57

Form 13F Information Table Value Total:		156569



List of Other Included Managers:

NONE

;portfolio labels (define one one label from each of the three groupings)
; 1. $idsole (n,y), $idshare (n,1,2,3), $idother (n,y)
; 2. $vasole (n,y), $vashare (n,y), $vanone (n,y)
; 3. $manager (n,1..12)

format c 133
$_asdtxt This report produces a list of securites to be reported on Form 13F.

rsetup dsclaim
DIALOG
ASCG_TEXT
ASCG_PORT
ASCG_CLIGRP
ASCG_ONEDATE
ASCG_OKCAN
ASCG_BROWSE
ASCG_SENS
END
fxmap n

endmonth #cutdate
#_date0 #cutdate

dsclaim $dsclaim
management

gauge 2
comma n
sum #cutdate
lump #cutdate
#thou 1000
#zero 0
#one 1
$_13f 13f
$_13fin 13fin
$13fcli 13f.cli
$13fest 13f.est
$13ftxt 13ftable.txt
$_0 0
$_1 1
$_2 2
$_3 3
$_secnum _00; defined
$_othnum x00; other
$_org 00; defined
$_oog 00; other
$_com COM
$_bar _;
$title FORM 13F
$idsole n
$idshare n
$idother n
$manager n
$vasole n
$vashare n
$vanone n
$_class e
#mgrcnt #zero
$mgrrec _mgr00; manager record for #mgrcnt
$errmsg _err00; missing error messages
$$errmsg none
pbreak

get $13fcli; get $13fcs, $13fly, ...
$_havlab $status

head
if $firm "<none>" =$!
  .$^firm\n
if $title "" =$!
  .$^title\n
if $cligrp "" =$!
  .$^cligrp\n
 .%2^cutdate\n\n
 .                                           Voting Authority\n
 .                                      -------------------------- \n
 .                                                           Value   Shares/  Sh/ Put/ Invstmt   Other
Name of Issuer Title of class CUSIP (x\$1000) Prn Amt Prn Call Dscretn Managers      Sole     Shared    None \n
-------------- -------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
head
~                               ~~               ~                ~        ~ ~   ~    ~       ~                   ~        ~
~

load cli yy*
iread sec.inf
pread #cutdate
undeferr n
sread $13fest
undeferr y
$noidlab y
$novalab y
if $idsole "y" =$ $idshare "1" =$ $idshare "2" =$ $idshare "3" =$ $idshare "y" =$ $idother "y" =$ |||||
  $noidlab n
if $vasole "y" =$ $vashare "y" =$ $vanone "y" =$ ||
  $novalab n
load type yy*
have aclass $_class
if $status "y" =*!
; check if included with special label $13finXX
  $_incl n
  if $_havlab "y" =*
    $i $_13fin$:type1
    undeferr n
    $j $$i
    undeferr y
    if $j "?" =*! $j "y" =* &
      $_incl y
  if $_incl "n" =*
    goto next type
load tran
if $:aclass $_class =*!
; check if included with special label $13finXX
  $_incl n
  if $_havlab "y" =*
    $i $_13fin$:type1
    undeferr n
    $j $$i
    undeferr y
    if $j "?" =*! $j "y" =* &
      $_incl y
  if $_incl "n" =*
    goto M skip
; check security is excluded defined in 13f.est as 'y'
undeferr n
if $:sstr0 "?" =*!
undeferr y
  goto M skip
#adun #:adun
list sum
list write
$idshset n
if $idsole "y" =$
  if #:nval0 @?
    #:nval0 #zero
  #:nval0 #:nval0 #adun+
  call z Accumulate for all Voting Authority
$idshset n
if $idshare "1" =$ $idshare "2" =$ | $idshare "3" =$ | $idshare "y" =$ |
  $idshset y
  if $:sval1 "?" =*
    $:sval1 $_secnum
    $x $:sval1$_org
    $$x ?
    bump $_secnum
  $_argx :sval1
  $_argy _org
  $tempid $idshare
  call sum
  call z Accumulate for all Voting Authority
$idshset n
if $idother "y" =$
  $idshset y
  if $:sval0 "?" =*
    $:sval0 $_othnum
    $x $:sval0$_oog
    $$x ?
    bump $_othnum
  $_argx :sval0
  $_argy _oog
  $tempid 4; for other
  call sum
  call z Accumulate for all Voting Authority
list write
label M skip
next tran
label next type
next type
$idsole n
$idshare n
$idother n
$manager n
$vasole n
$vashare n
$vanone n
if $noidlab "y" =$
  cvt $$errmsg $:file\: Missing investment discretion label
  bump $errmsg
  $$errmsg none

if $novalab "y" =$
  cvt $$errmsg $:file\: Missing voting authority label bump $errmsg
  $$errmsg none
next cli

$_first y
label Again
#portmv #zero
#datacnt #zero
if $_first "n" =*
  outfile $13ftxt n
         1         2         3         4         5         6         7         8         9         0         1         2

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER TITLE OF CLASS CUSIP   (x\$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
-------------- -------------- ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

load list
rewind
sort symb
load type yy*
#typemv #zero
sort fname
load tran
if #:adun #zero <=
  goto Skip
#mv #::mzal0
#_mv #mv @
if #:adun 9999 > #_mv 199999 > |
  call format line
label Skip
next tran
#portmv #portmv #typemv+
label Next type
next type
next list

if $_first "y" =*
  $_first n
  .REPORT SUMMARY ~#~datacnt DATA RECORDS~#~portmv~~  #mgrcnt OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED cvt $_temp
  .\g\g\g$_temp\g
  goto Again

if $_first "n" =*